ACCUMULATED OTHER COMPREHENSIVE LOSS	12 Months Ended
Oct. 28, 2018
Equity [Abstract]
ACCUMULATED OTHER COMPREHENSIVE LOSS
ACCUMULATED OTHER COMPREHENSIVE LOSS
Accumulated other comprehensive loss consists of the following (in thousands):

	October 28, 2018	October 29, 2017
Foreign exchange translation adjustments	$(89)	$3
Defined benefit pension plan actuarial losses, net of tax	(6,619)	(7,534)
Accumulated other comprehensive loss	$(6,708)	$(7,531)